Earning Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share (Tables) [Abstract]
Schedule of Earning per Share

	2016	2015	2014
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$1.243.267	$1.029.445	$1.045.266

Denominators:
Weighted average number of shares outstanding	305.748.381	304.440.184	302.339.124
Potentially dilutive shares	509.363	479.851	528.772

Total weighted average shares outstanding assuming dilution	306.257.744	304.920.035	302.867.896
Basic earnings per share	$4,07	$3,38	$3,46

Fully diluted earnings per share	$4,06	$3,38	$3,45